Other Expense, Net	12 Months Ended
Dec. 31, 2011
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

4.  OTHER EXPENSE, NET

Other expense, net consists of significant items such as: restructuring charges generally related to plant closures; impairment charges; gains or losses on disposal of facilities; and other items not reflective of on-going operating profit or loss. Other expense, net consists of:

	2011	2010	2009

North America [a]
Settlement agreement	$11	$—	$—
Impairment of long-lived assets	7	7	13
Insurance proceeds	(15)	—	—
Restructuring charges	—	32	6
Impairment of goodwill	—	—	100
Curtailment gain [note 16]	—	—	(26)

	3	39	93

Europe [b]
Loss on disposal of facility	129	—	8
Impairment of long-lived assets	14	16	70
Customer bankruptcy	11	—	—
Restructuring charges	—	—	20

	154	16	98

Rest of World [c]
Gain on disposal of facility	—	(14)	—

Corporate [d]
Write down of real estate	9	—	—
Gain on sale of investment	(10)	—	—
Gain on deconsolidation of E-Car	—	(16)	—

	(1)	(16)	—

	$156	$25	$191

[a]	North America

For the year ended December 31, 2011

During the third quarter of 2011, the Company recorded an $11 million expense related to a settlement agreement in connection with the settlement of certain patent infringement and other claims.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During the fourth quarter of 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $7 million [$5 million after tax] related to a die casting facility in Canada.

In addition, during 2010, the Company recorded restructuring and rationalization costs of $32 million [$27 million after tax] related to the planned closure of a powertrain systems facility and two body & chassis systems facilities in the United States, approximately $13 million remains to be paid subsequent to 2011.

For the year ended December 31, 2009

During the fourth quarter of 2009, the Company recorded long-lived asset impairment charges of $13 million [$11 million after tax] related to fixed assets at a die casting facility in Canada and an anticipated under recovery of capitalized tooling costs at a stamping facility in the United States due to significantly lower volumes on certain SUV programs.

During the second quarter of 2009, the Company recorded restructuring costs of $6 million [$6 million after tax] related to the planned closure of a powertrain facility in Syracuse, New York, approximately $3 million remains to be paid subsequent to 2011.

In conjunction with its annual business planning cycle, during the fourth quarter of 2009, the Company determined that its Car Top Systems [“CTS”] North America reporting unit could potentially be impaired, primarily as a result of: (i) a dramatic reduction in the market for soft tops, hard tops and modular retractable hard tops; and (ii) historical losses that were projected to continue throughout the Company’s business planning period. Based on the reporting unit’s discounted forecast cash flows, the Company recorded a $25 million goodwill impairment charge.

In addition, during the second quarter of 2009, after failing to reach a favourable labour agreement at a powertrain facility in Syracuse, New York, the Company decided to wind down these operations. Given the significance of the facility’s cash flows in relation to the reporting unit, management determined that it was more likely than not that goodwill at its Powertrain North America reporting unit could potentially be impaired. Therefore, the Company recorded a $75 million goodwill impairment charge.

The goodwill impairment charges were calculated by determining the implied fair value of goodwill in the same manner as if it had acquired the Powertrain and CTS reporting units as at June 30, 2009 and December 31, 2009, respectively.

During the second quarter of 2009, the Company amended its Retiree Premium Reimbursement Plan in Canada and the United States, such that employees retiring on or after August 1, 2009 will no longer participate in the plan. The amendment reduced service costs and retirement medical benefit expense in 2009. As a result of amending the plan, a curtailment gain of $26 million was recorded [note 16].

[b] Europe

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold a non-strategic interior systems operation located in Germany and recorded a loss on disposal of $129 million. This operation, the long-lived assets of which were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the arrangement [the “SPA”], the Company agreed to fund the buyer cash and certain working capital items, and certain liabilities. As at December 31, 2011 the Company’s estimate of such funding was $109 million. Simultaneously, the Company reached a commercial settlement with one of the facility’s customers regarding the cancellation of certain production orders whereby the Company will reimburse the customer costs of $20 million.

Final settlement of the SPA has not yet occurred as the purchaser is contesting certain aspects of the closing-date balance sheet. Adjustments to the closing-date balance sheet could impact the amount of cash funding to be provided to the purchaser by the Company and the Company’s loss on disposition. Due to the complex nature of the negotiations, the ultimate settlement of the SPA could differ from the loss recognized by the Company at December 31, 2011, and such differences could be material.

During the fourth quarter of 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During the fourth quarter of 2011, the Company recorded an $11 million charge related to the insolvency of SAAB.

For the year ended December 31, 2010

During the fourth quarter of 2010, the Company recorded long-lived asset impairment charges of $16 million [$16 million after tax] related to an interior systems facility in Germany.

For the year ended December 31, 2009

During the fourth quarter of 2009, the Company sold an engineering facility in France and recorded an $8 million loss.

During 2009, the Company recorded long-lived asset impairment charges of $70 million [$70 million after tax] related to its CTS and exterior systems operations in Germany.

At the Company’s CTS operations, long-lived asset impairment charges of $59 million [$59 million after tax] were recorded related to fixed and intangible assets. The impairment charge was calculated based on CTS’ discounted forecast cash flows and was necessary primarily as a result of: (i) a dramatic reduction in the market for soft tops, hard tops and modular retractable hard tops; and (ii) historical losses that were projected to continue throughout the Company’s business planning period.

At its exteriors operations, the Company recorded an $11 million [$11 million after tax] asset impairment charge related to specific under-utilized assets in Germany.

During 2009, the Company recorded restructuring and rationalization costs of $20 million [$20 million after tax]. The charges consist primarily of severance and other termination benefits related to the closure of powertrain and interior systems facilities in Germany, substantially all of which was paid in 2010.

[c] Rest of World

For the year ended December 31, 2010

During the first quarter of 2010, the Company sold its interest in an electronics systems joint venture in China for proceeds of $30 million and recognized a $14 million gain on disposal.

[d] Corporate

For the year ended December 31, 2011

During the first quarter of 2011, the Company determined that five corporate real estate assets were non-core and should be held for disposal. Independent appraisals were obtained for each excess property by the Corporate Governance and Compensation Committee of the Board and, since the appraised fair value range for these properties was less than their $52 million carrying value, the Company recorded a $9 million impairment charge in the first quarter of 2011. The Company subsequently sold two of the excess properties in North America to entities affiliated with Mr. Stronach for an aggregate sale price of $13 million. In addition, the Company sold a 50% interest in an excess corporate property in Europe to an entity affiliated with Mr. Stronach and the remaining 50% interest to an entity affiliated with the Company’s former Co-Chief Executive Officer, Siegfried Wolf, for an aggregate sale price of $18 million. Entities affiliated with Mr. Wolf also purchased two other excess corporate properties in Europe for an aggregate sale price of $12 million. These transactions were reviewed by the Corporate Governance and Compensation Committee and approved by the independent members of Magna’s Board of Directors following the unanimous recommendation of the Corporate Governance and Compensation Committee.

During the second quarter of 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.

For the year ended December 31, 2010

As more fully described in note 3, the Company established the E-Car Systems partnership with the Stronach group. Accordingly, on September 1, 2010, the Company no longer controls the partnership, and therefore, the Company’s interest in the partnership is accounted for using the equity method. As a result of deconsolidating E-Car, the Company showed a reduction of cash of $91 million representing the cash in the partnership at August 31, 2010. In addition, the Company recorded its investment in E-Car at its fair value and recognized a $16 million gain in income.